Fair Value Measurements (Details) - USD ($)	3 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Liabilities:
Derivative warrant liabilities	$ 22,415,255
Fair value assets level 1 to level 2 transfers	0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	0
Level 1 | Recurring
Assets:
Investments held in Trust Account	275,000,000
Liabilities:
Derivative warrant liabilities	258,749,858	$ 15,266,250
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities		15,266,250
Level 2 | Recurring
Liabilities:
Derivative warrant liabilities		6,593,250
Level 2 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities		$ 6,593,250
Level 3 | Recurring
Liabilities:
Derivative warrant liabilities	22,415,255
Level 3 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	15,654,375
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities	$ 6,760,880